CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($)	Preferred Stock Series X Preferred Stock Conversion of Shares to Common Stock	Preferred Stock Series X Preferred Stock	Preferred Stock Series X Common Stock Stock issued for dividends payable	Preferred Stock Series X Common Stock Conversion of Shares to Common Stock	Preferred Stock Series X Common Stock	Preferred Stock Series X Additional Paid-in Capital Stock issued for dividends payable	Preferred Stock Series X Additional Paid-in Capital Conversion of Shares to Common Stock	Preferred Stock Series X Additional Paid-in Capital	Preferred Stock Series X Stock issued for dividends payable	Preferred Stock Series X	Series A Preferred Stock Common Stock	Series A Preferred Stock Additional Paid-in Capital	Series A Preferred Stock	Preferred Stock Series F Preferred Stock Stock issued for dividends payable	Preferred Stock Series F Preferred Stock	Preferred Stock Series F Common Stock Stock issued for dividends payable	Preferred Stock Series F Additional Paid-in Capital Stock issued for dividends payable	Preferred Stock Series F Stock issued for dividends payable	Series D Preferred Stock Preferred Stock Stock issued for dividends payable	Series D Preferred Stock Preferred Stock	Series D Preferred Stock Common Stock Stock issued for dividends payable	Series D Preferred Stock Common Stock	Series D Preferred Stock Additional Paid-in Capital Stock issued for dividends payable	Series D Preferred Stock Additional Paid-in Capital	Series D Preferred Stock Stock issued for dividends payable	Series D Preferred Stock	Common Stock Related Party	Common Stock Nonrelated Party	Common Stock Accounts Payable	Common Stock	Additional Paid-in Capital Related Party	Additional Paid-in Capital Nonrelated Party	Additional Paid-in Capital Accounts Payable	Additional Paid-in Capital	Accumulated Deficit	Related Party	Nonrelated Party	Accounts Payable	Total
Balance at Dec. 31, 2023		$ 242													$ 201					$ 2,500										$ 55,680				$ 47,856,444	$ (62,046,824)				$ (14,131,757)
Balance (in Shares) at Dec. 31, 2023		24,227													20,057					250,000										5,567,957
Stock issued for conversion of debt	$ (117)			$ 868			$ (751)							$ (84)		$ 18,899	$ 968,676	$ 987,491	$ (1,000)		$ 308		$ 100,857		$ 100,165		$ 793	$ 1,541	$ 2,373		$ 362,067	$ 40,067	$ 59,955			$ 362,860	$ 41,608	$ 62,328
Stock issued for conversion of debt (in Shares)	(11,724)			86,788										(8,333)		1,889,835			(100,000)		30,802						79,298	154,107	237,349
Exchange of Series D and Series F Preferred for Series A Preferred															$ (117)					$ (1,250)														(11,853,882)	703,420				$ (11,151,829)
Exchange of Series D and Series F Preferred for Series A Preferred (in Shares)															(11,724)					(125,000)
Shares issued					$ 1,411			$ 103,043		$ 104,454
Shares issued (in Shares)					141,122																																		300,000
Release of true-up obligation on commitment shares																																		152,945					$ 152,945
Establishment of derivative liability of conversion feature upon default																																		(100,551)					(100,551)
Stock-based compensation		$ 72						179,928		180,000																				$ 15,750				506,266					522,016
Stock-based compensation (in Shares)		7,200																												1,575,000
Preferred stock dividends																																		(1,033,729)					(1,033,729)
Net income (loss)																																			(2,511,947)				(2,511,947)
Balance at Dec. 31, 2024		$ 197													$ 0					$ 250										$ 97,623				37,341,335	(63,855,351)				(26,415,946)
Balance (in Shares) at Dec. 31, 2024		19,703													0					25,000										9,762,258
Stock issued for conversion of debt											$ 13,664	$ 794,539	$ 808,203
Stock issued for conversion of debt (in Shares)											1,366,394
Shares issued			$ 284			$ 12,030			$ 12,314
Shares issued (in Shares)			28,358
Stock-based compensation																																		6,250					6,250
Preferred stock dividends																																		(12,702)					(12,702)
Net income (loss)																																			3,450,336				3,450,336
Balance at Mar. 31, 2025		$ 197																		$ 250										$ 111,571				38,141,452	(60,405,015)				(22,151,545)
Balance (in Shares) at Mar. 31, 2025		19,703																		25,000										11,157,010
Balance at Dec. 31, 2024		$ 197													$ 0					$ 250										$ 97,623				37,341,335	(63,855,351)				$ (26,415,946)
Balance (in Shares) at Dec. 31, 2024		19,703													0					25,000										9,762,258
Stock issued for conversion of debt											$ 37,948	1,566,450	1,604,398
Stock issued for conversion of debt (in Shares)											3,794,755
Shares issued					$ 1,610			40,999		42,609
Shares issued (in Shares)					161,042																																		12,500
Establishment of derivative liability of conversion feature upon default																																							$ 0
Stock-based compensation		$ 224						$ 559,776		$ 560,000																				$ 12,250				252,400					264,650
Stock-based compensation (in Shares)		22,400																												1,225,000
Shares issued for conversion of Series D preferred shares and debt to common stock																				$ (250)		$ 1,500		$ 41,035		$ 42,285
Shares issued for conversion of Series D preferred shares and debt to common stock (in Shares)																				(25,000)		150,000
Preferred stock dividends																																		(69,311)					(69,311)
Net income (loss)																																			498,724				498,724
Balance at Dec. 31, 2025		$ 421																												$ 150,931				39,732,684	(63,356,627)				(23,472,591)
Balance (in Shares) at Dec. 31, 2025		42,103																												15,093,055
Stock issued for conversion of debt											$ 22,281	$ 284,089	$ 306,370
Stock issued for conversion of debt (in Shares)											2,228,148
Shares issued																														$ 993				25,321					26,314
Shares issued (in Shares)																														99,337
Stock-based compensation																														$ 3,750				47,813					51,563
Stock-based compensation (in Shares)																														375,000
Preferred stock dividends																																		(26,314)					(26,314)
Net income (loss)																																			(777,289)				(777,289)
Balance at Mar. 31, 2026		$ 421													$ 0															$ 177,955				$ 40,063,593	$ (64,133,916)				$ (23,891,947)
Balance (in Shares) at Mar. 31, 2026		42,103													0															17,795,540